Stockholders’ Equity - Schedule of Option Outstanding and Option Exercisable (Details) - $ / shares		6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2025	Dec. 31, 2024
Schedule Of Option Outstanding And Option Exercisable Abstract
Option Outstanding, Weighted Average Exercise Price	$ 8.93	$ 2.43	$ 8.93
Option Outstanding, Number Outstanding	2,073,568		2,073,568
Option Outstanding, Weighted Average Remaining Contractual Life (in years)	8 years 10 months 2 days	9 years 3 months 29 days	8 years 10 months 2 days
Option Exercisable, Weighted Average Exercise Price	$ 8.45	$ 2.78	$ 8.45
Option Exercisable, Number Exercisable	2,072,306	6,822,306	2,072,306
Option Exercisable, Weighted Average Remaining Contractual Life (in years)		9 years 3 months 10 days	8 years 10 months 2 days